SHARES GRANTED TO CONSULTANTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Jun. 30, 2012
SHARES GRANTED TO CONSULTANTS [Abstract]
Ordinary shares issued to consultant for services, shares	100,000		150,000
Stock based compensation expenses		$ 212	$ 688